Investments (Tables)	9 Months Ended
Sep. 30, 2021
Information on investments

(a) Information on investments

	Interest in total and	Net profit (loss)
	voting capital (%)	for the period		Equity
	Direct and indirect	Sep/2021	Sep/2020	Sep/2021	Dec/2020

Jointly-controlled investment
RPR	33.20	(12,209)	(62,784)	26,955	32,217

Associate
Borealis	20.00	37,583	3,248	199,135	161,363

The Company is presenting the financial information of the subsidiary in which the non-controlling shareholder holds interest, and the material effects on the Company’s consolidated information

The Company is presenting the financial information of the subsidiary in which the non-controlling shareholder holds interest, and the material effects on the Company’s consolidated information:

Balance sheet	Consolidated Braskem
	without the effect of Braskem Idesa consolidated			Braskem Idesa consolidated (i)			Eliminations		Consolidated
	Sep/2021	Dec/2020		Sep/2021	Dec/2020		Sep/2021	Dec/2020	Sep/2021	Dec/2020
Assets
Curent
Cash and cash equivalents	10,381,763	12,958,419		1,644,125	904,433		—	—	12,025,888	13,862,852
Financial investments	2,936,176	3,627,227							2,936,176	3,627,227
Trade accounts receivable	7,238,261	4,386,825		1,110,845	577,530		(416,601)	(232,376)	7,932,505	4,731,979
Inventories	13,702,333	7,876,485		663,610	507,165				14,365,943	8,383,650
Taxes recoverable	1,302,522	1,144,355		(61,214)	48,310				1,241,308	1,192,665
Income tax and social contribution	3,653,166	1,547,916							3,653,166	1,547,916
Derivatives	8,269	33,769							8,269	33,769
Other receivables	858,737	688,944		96,879	121,242				955,616	810,186

Current assets	40,081,227	32,263,940		3,454,245	2,158,680		(416,601)	(232,376)	43,118,871	34,190,244

Non-current
Financial investments	16,314	15,564							16,314	15,564
Taxes recoverable	924,884	847,399		250,570	225,338				1,175,454	1,072,737
Income tax and social contribution	210,722	72,267							210,722	72,267
Deferred tax	6,074,288	6,658,276		1,692,068	1,871,696				7,766,356	8,529,972
Related parties	9,897,301	9,122,666				(ii)	(9,897,301)	(9,122,666)
Derivatives	1,069	34,091							1,069	34,091
Judicial deposits	178,839	196,911							178,839	196,911
Other receivables	336,133	251,398		33,662	17,347				369,795	268,745
Investments	49,962	43,153							49,962	43,153
Property, plant and equipment	23,030,786	22,295,803		14,175,212	14,436,012	(iii)	(762,567)	(802,666)	36,443,431	35,929,149
Intangible	2,559,306	2,568,869		269,995	259,822				2,829,301	2,828,691
Right of use of assets	2,225,666	2,509,484		356,067	392,911				2,581,733	2,902,395

Non-current assets	45,505,270	44,615,881		16,777,574	17,203,126		(10,659,868)	(9,925,332)	51,622,976	51,893,675

Total assets	85,586,497	76,879,821		20,231,819	19,361,806		(11,076,469)	(10,157,708)	94,741,847	86,083,919

Liabilities and shareholders' equity
Current
Trade payables	10,333,313	9,753,762		521,360	424,929		(416,601)	(232,376)	10,438,072	9,946,315
Borrowings	902,823	1,318,931							902,823	1,318,931
Debentures	57,466	54,436							57,466	54,436
Braskem Idesa Borrowings				7,182,416	7,660,128				7,182,416	7,660,128
Payroll and related charges	957,233	776,134		43,400	38,432				1,000,633	814,566
Taxes payable	892,774	927,039		4,165	25,650				896,939	952,689
Income tax and social contribution	3,554,647	284,129							3,554,647	284,129
Lease	781,652	821,695		74,290	73,414				855,942	895,109
Provision - geological event in Alagoas	5,002,811	4,349,931							5,002,811	4,349,931
Other payables	2,344,554	1,947,569		263,878	163,371				2,608,432	2,110,940

Current liabilities	24,827,273	20,233,626		8,089,509	8,385,924		(416,601)	(232,376)	32,500,181	28,387,174

Non-current
Borrowings	32,887,895	40,413,192							32,887,895	40,413,192
Braskem Idesa borrowings				4,572,424	4,399,110				4,572,424	4,399,110
Debentures	148,544	181,679							148,544	181,679
Accounts payable to related parties				9,776,423	9,140,064	(ii)	(9,776,423)	(9,140,064)
Loan to non-controlling shareholders of Braskem Idesa			(v)	3,456,265	3,222,493				3,456,265	3,222,493
Income tax and social contribution		576,174								576,174
Deferred income tax and social contribution	1,256,528	1,234,398							1,256,528	1,234,398
Provision for losses on subsidiaries	5,212,812	5,283,264				(iv)	(5,212,812)	(5,283,264)
Lease	1,744,207	1,962,235		329,608	350,542				2,073,815	2,312,777
Provision - geological event in Alagoas	3,042,666	4,825,846							3,042,666	4,825,846
Other payables	4,191,402	4,274,837		74,561	122,757				4,265,963	4,397,594

Non-current liabilities	48,484,054	58,751,625		18,209,281	17,234,966		(14,989,235)	(14,423,328)	51,704,100	61,563,263

Shareholders' equity
Attributable to the Company's shareholders	12,167,222	(2,202,306)		(6,066,971)	(6,259,084)		6,066,971	6,259,084	12,167,222	(2,202,306)
Non-controlling interest in subsidiaries	107,948	96,876					(1,737,604)	(1,761,088)	(1,629,656)	(1,664,212)

Shareholders' equity	12,275,170	(2,105,430)		(6,066,971)	(6,259,084)		4,329,367	4,497,996	10,537,566	(3,866,518)

Total liabilities and shareholders' equity	85,586,497	76,879,821		20,231,819	19,361,806		(11,076,469)	(10,157,708)	94,741,847	86,083,919

(i)	Consolidation of Braskem Idesa with its direct subsidiary Braskem Idesa Serviços.
(ii)	Loan from Braskem Holanda as part of shareholders’ contribution to the Braskem Idesa project.
(iii)	Adjustment corresponding to the capitalization of a portion of financial charges of the abovementioned loan.
(iv)	Provision recorded in the subsidiary Braskem Holanda for the negative shareholders' equity of Braskem Idesa.
(v)	Loan payable, maturing December 2029 and 7% p.a., to the non-controlling shareholders of Braskem Idesa. These proceeds were used by Braskem Idesa to fund its construction project.

Statement of profit or loss	Consolidated Braskem
	without the effect of
	Braskem Idesa consolidated		Braskem Idesa consolidated		Eliminations		Consolidated
	Sep/2021	Sep/2020	Sep/2021	Sep/2020	Sep/2021	Sep/2020	Sep/2021	Sep/2020

Net revenue	74,175,570	37,873,981	4,592,797	2,862,827	(1,355,271)	(931,687)	77,413,096	39,805,121
Cost of products sold	(51,116,617)	(32,310,789)	(2,347,775)	(2,199,191)	1,406,424	976,615	(52,057,968)	(33,533,365)

	23,058,953	5,563,192	2,245,022	663,636	51,153	44,928	25,355,128	6,271,756

Income (expenses)
Selling and distribution	(1,315,721)	(1,182,775)	(160,088)	(186,844)			(1,475,809)	(1,369,619)
(Loss) reversals for impairment of trade accounts receivable	3,103	(14,088)	(178)	(948)			2,925	(15,036)
General and administrative	(1,587,842)	(1,219,505)	(163,402)	(114,561)	91	105	(1,751,153)	(1,333,961)
Research and development	(197,995)	(172,862)					(197,995)	(172,862)
Results from equity-accounted investees	72,826	(1,122,318)			(73,923)	1,102,425	(1,097)	(19,893)
Other income	1,233,157	553,598	2,553	263,276			1,235,710	816,874
Other expenses	(1,744,871)	(5,370,611)	(5,679)	(9,629)			(1,750,550)	(5,380,240)

	19,521,610	(2,965,369)	1,918,228	614,930	(22,679)	1,147,458	21,417,159	(1,202,981)

Financial results
Financial expenses	(3,504,725)	(2,885,026)	(1,106,761)	(1,124,493)	341,697	326,960	(4,269,789)	(3,682,559)
Financial income	1,924,657	805,223	8,686	20,216	(341,697)	(326,960)	1,591,646	498,479
Exchange rate variations, net	(2,319,195)	(5,659,461)	(469,314)	(1,823,559)	(142,169)	157,440	(2,930,678)	(7,325,580)

	(3,899,263)	(7,739,264)	(1,567,389)	(2,927,836)	(142,169)	157,440	(5,608,821)	(10,509,660)

Profit (loss) before income tax
and social contribution	15,622,347	(10,704,633)	350,839	(2,312,906)	(164,848)	1,304,898	15,808,338	(11,712,641)

IR and CSL - current and deferred	(2,750,511)	3,179,279	(161,351)	640,531			(2,911,862)	3,819,810
	(2,750,511)	3,179,279	(161,351)	640,531			(2,911,862)	3,819,810

Net profit (loss) for the period	12,871,836	(7,525,354)	189,488	(1,672,375)	(164,848)	1,304,898	12,896,476	(7,892,831)

		Consolidated Braskem
Statement of cash flows		without the effect of
	Braskem Idesa consolidated		Braskem Idesa consolidated			Eliminations		Consolidated
	Sep/2021	Sep/2020	Sep/2021	Sep/2020		Sep/2021	Sep/2020	Sep/2021	Sep/2020

Profit (loss) before income tax and social contribution	15,622,347	(10,704,633)	350,839	(2,312,906)		(164,848)	1,304,898	15,808,338	(11,712,641)

Adjustments for:
Depreciation and amortization	2,278,358	2,213,362	585,644	833,260		(51,244)	(45,033)	2,812,758	3,001,589
Results from equity-accounted investees	(72,826)	1,122,318				73,923	(1,102,425)	1,097	19,893
Interest and monetary and exchange variations, net	2,672,994	9,400,088	1,477,338	2,533,066		142,169	(157,440)	4,292,501	11,775,714
Reversal of provisions	546,684	5,999						546,684	5,999
Provision - geological event in Alagoas	835,332	5,143,395						835,332	5,143,395
PIS and COFINS credits - exclusion of ICMS from the calculation basis	(1,031,099)	(199,826)						(1,031,099)	(199,826)
Loss (reversals) for impairment of trade accounts receivable	(2,043)	15,036	(882)					(2,925)	15,036
Reversal of provision for losses	(28,153)	(17,309)	36					(28,117)	(17,309)

Adjustments for reconciliation of profit	20,821,594	6,978,430	2,412,975	1,053,420				23,234,569	8,031,850

Changes in operating assets and liabilities
Other financial assets		3,746,107							3,746,107
Financial investments	784,027	(1,776,868)						784,027	(1,776,868)
Trade accounts receivable	(2,737,155)	(853,155)	(532,800)	(238,389)		184,225	219,902	(3,085,730)	(871,642)
Inventories	(5,663,984)	363,186	(118,661)	(47,035)				(5,782,645)	316,151
Taxes recoverable	1,978,072	1,829,263	97,854	(68,163)				2,075,926	1,761,100
Prepaid expenses	110,343	(230,008)	80,136	374,497				190,479	144,489
Other receivables	(359,403)	(134,243)	(24,073)	(240,893)				(383,476)	(375,136)
Trade payables	57,231	(4,957,005)	103,195	137,252		(184,225)	(219,902)	(23,799)	(5,039,655)
Taxes payable	173,811	(182,436)	(52,192)	(442,444)				121,619	(624,880)
Advances from customers	99,097	320,416	(4,923)	(14,447)				94,174	305,969
Leniency agreement	(389,087)	(349,842)						(389,087)	(349,842)
Sundry provisions	(410,683)	(98,135)	125,253	4,644				(285,430)	(93,491)
Other payables	(1,206,724)	(908,185)	(47,902)	583,545				(1,254,626)	(324,640)

Cash generated from operations	13,257,139	3,747,525	2,038,862	1,101,987				15,296,001	4,849,512

Interest paid	(2,141,205)	(1,706,151)	(428,760)	(500,077)				(2,569,965)	(2,206,228)
Income tax and social contribution paid	(2,164,464)	(185,296)	(8,305)	(4,532)				(2,172,769)	(189,828)

Net cash generated by operating activities	8,951,470	1,856,078	1,601,797	597,378				10,553,267	2,453,456

Proceeds from the sale of fixed assets and intangible assets	39,719	13,438						39,719	13,438
Dividends received		3,074							3,074
Acquisitions to property, plant and equipment and intangible assets	(1,962,238)	(1,860,060)	(80,701)	(70,479)				(2,042,939)	(1,930,539)

Net cash used in investing activities	(1,922,519)	(1,843,548)	(80,701)	(70,479)				(2,003,220)	(1,914,027)

Short-term and long-term debt
Acquired	21,474	15,214,497						21,474	15,214,497
Payments	(9,226,608)	(10,340,708)						(9,226,608)	(10,340,708)
Braskem Idesa borrowings
Payments			(766,250)	(658,669)				(766,250)	(658,669)
Lease payments	(551,246)	(438,447)	(43,091)	(40,266)				(594,337)	(478,713)
Dividends paid	(2,034)	(2,379)						(2,034)	(2,379)
Other financial liabilities		(400,842)							(400,842)

Cash generated (used) in financing activities	(9,758,414)	4,032,121	(809,341)	(698,935)				(10,567,755)	3,333,186

Exchange variation on cash of foreign subsidiaries	152,807	1,421,019	27,937	226,864				180,744	1,647,883

Increase in cash and cash equivalents	(2,576,656)	5,465,670	739,692	54,828				(1,836,964)	5,520,498

Represented by
Cash and cash equivalents at the beginning for the period	12,958,419	5,786,645	904,433	1,017,235		—	—	13,862,852	6,803,880
Cash and cash equivalents at the end for the period	10,381,763	11,252,315	1,644,125	1,072,063	—		—	12,025,888	12,324,378

Increase in cash and cash equivalents	(2,576,656)	5,465,670	739,692	54,828				(1,836,964)	5,520,498